Changes in Level 3 Other Postretirement Benefit Assets (Detail) (Other Postretirement Benefit Plans, Defined Benefit, USD $) In Millions, unless otherwise specified						12 Months Ended				12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2012 Hedge Funds	Oct. 31, 2011 Hedge Funds	Oct. 31, 2012 Hedge Funds Fair Value, Inputs, Level 3	Oct. 31, 2011 Hedge Funds Fair Value, Inputs, Level 3	Oct. 31, 2012 Private Equity	Oct. 31, 2011 Private Equity	Oct. 31, 2012 Private Equity Fair Value, Inputs, Level 3	Oct. 31, 2011 Private Equity Fair Value, Inputs, Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Begining balance	$ 437	$ 463	$ 509	$ 19	$ 25	$ 25	$ 25	$ 23	$ 19	$ 19	$ 14
Unrealized gains (losses)						(2)	(4)			2	4
Realized gains						2				0
Purchases, issuances, and settlements						(6)	4			2	1
Ending balance	$ 437	$ 463	$ 509	$ 19	$ 25	$ 19	$ 25	$ 23	$ 19	$ 23	$ 19